SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of geographic region
(unaudited)

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
Net Revenues:
North America	$135,698	$146,583	$269,252	$373,624
South America	72,133	120,613	185,757	245,941
Africa	113,288	377,765	659,899	765,774
	321,119	644,961	1,114,908	1,385,339

Identity Management	248,986	524,348	929,151	1,139,398
Payment Processing	72,133	120,613	185,757	245,941
	321,119	644,961	1,114,908	1,385,339

Loss From Operations
North America	(670,183)	(681,690)	(1,076,575)	(1,419,652)
South America	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)
Africa	(332,654)	(181,979)	(1,386,718)	(355,439)
	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)

Identity Management	(1,002,837)	(863,669)	(2,463,293)	(1,775,091)
Payment Processing	(1,803,784)	(1,220,869)	(3,015,936)	(2,477,821)
	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)

Interest Expense	(310,153)	(93,260)	(489,203)	(180,150)
Other income/(expense)	(342,082)	6,271	(1,317,971)	12,497

Loss before income taxes	(3,458,856)	(2,171,527)	(7,286,403)	(4,420,565)

Income tax expense	(3,592)	(4,264)	(12,466)	(17,965)

Net loss	$(3,462,448)	$(2,175,791)	$(7,298,869)	$(4,438,530)

	Year Ended December 31,
	2019	2018
Net Revenues:
North America	$642,313	$1,941,866
South America	455,475	476,234
Africa	1,454,257	1,410,893
	2,552,045	3,828,993

Identity Management	2,096,570	3,352,759
Payment Processing	455,475	476,234
	2,552,045	3,828,993

Loss From Operations
North America	(3,536,664)	(1,959,125)
South America	(5,186,550)	(6,540,029)
Africa	(1,362,535)	(824,065)
	(10,085,749)	(9,323,219)

Identity Management	(4,899,199)	(2,783,190)
Payment Processing	(5,186,550)	(6,540,029)
	(10,085,749)	(9,323,219)

Interest Expense	(375,598)	(757,801)
Other income/(expense)	23,920	83,649

Loss before income taxes	(10,437,427)	(9,997,371)

Income tax expense	(62,931)	(30,242)

Net loss	$(10,500,358)	$(10,027,613)